Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000228384
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Market Neutral Fund
Class Name	Class A Shares
Trading Symbol	QAMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$105	2.12%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.12%
AssetsNet	$ 2,410,230,443
Holdings Count | Holding	399
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,410,230,443 Number of Investments399 Portfolio Turnover48%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Securities Sold Short	(71.6%)
Cash Equivalents	5.4%
Collateral on Deposit for Securities Sold Short	71.5%
Common Stocks	91.0%

Top Sectors (% of Total Securities Sold Short)

Table Summary
Value	Value
Utilities	1.6%
Real Estate	2.3%
Energy	2.4%
Communication Services	3.7%
Materials	4.0%
Consumer Staples	4.2%
Industrials	13.3%
Health Care	14.9%
Consumer Discretionary	15.4%
Information Technology	18.6%
Financials	19.6%

Material Fund Change [Text Block]
C000228383
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Market Neutral Fund
Class Name	Institutional Shares
Trading Symbol	QQMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$93	1.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.88%
AssetsNet	$ 2,410,230,443
Holdings Count | Holding	399
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,410,230,443 Number of Investments399 Portfolio Turnover48%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Securities Sold Short	(71.6%)
Cash Equivalents	5.4%
Collateral on Deposit for Securities Sold Short	71.5%
Common Stocks	91.0%

Top Sectors (% of Total Securities Sold Short)

Table Summary
Value	Value
Utilities	1.6%
Real Estate	2.3%
Energy	2.4%
Communication Services	3.7%
Materials	4.0%
Consumer Staples	4.2%
Industrials	13.3%
Health Care	14.9%
Consumer Discretionary	15.4%
Information Technology	18.6%
Financials	19.6%

Material Fund Change [Text Block]